Equity and Divestitures - Schedule of Statement of Financial Position (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mercos [Member]
Schedule of Statement of Financial Position [Line Items]
Beginning Balance	R$ 7,181	R$ 3,039	R$ 3,853
Ending Balance	11,986	7,181	3,039
Share of profit for the year	6,033	5,370	4,359
Payment of dividends	(1,228)	(1,228)	(5,173)
Smart NX [Member]
Schedule of Statement of Financial Position [Line Items]
Beginning Balance	R$ 1,692	1,290
Ending Balance		1,692	1,290
Initial recognition			706
Share of profit for the year		2,594	2,490
Payment of dividends		R$ (2,192)	R$ (1,906)